Reportable Segments (Capital Expenditures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Capital expenditures	$ 185	$ 196	$ 171
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	98	98	99
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Capital expenditures	20	19	18
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Capital expenditures	5	9	10
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Capital expenditures	32	37	28
Corporate [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 30	$ 33	$ 16